Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Recently Adopted Accounting Pronouncements
Accumulated deficit	$ (27,367,676)	$ (27,209,514)		$ (13,370,648)
ASU 2014-09
Recently Adopted Accounting Pronouncements
Accumulated deficit			$ 0